CONVERTIBLE NOTES - Series Pre-A Note (Details) ¥ in Thousands, $ in Thousands				12 Months Ended
	Jun. 08, 2022	Feb. 28, 2022 shares	Nov. 29, 2021 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 29, 2021 CNY (¥)
EXCHANGEABLE NOTES
Term of the debt instrument	5 years		1 year
Changes in fair values of liabilities, excluding impact of instrument-specific credit risk				$ (7,985)	$ 4,448	$ 13,162
Changes in fair values of convertible notes due to the instrument-specific credit risk				$ (2,901)	$ 1,670	$ 33
Series Pre-A Note
EXCHANGEABLE NOTES
Aggregate principal amount of loan			$ 23,445				¥ 150,000
Interest rate			8.00%				8.00%
Conversion of shares | shares		5,332,827